EQUITY-METHOD INVESTMENT - Schedule of Equity Method Investments (Q1) (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Equity Method Investments [Line Items]
Equity-method investment	$ 158	$ 154	$ 1,159
Volato 158, LLC
Schedule of Equity Method Investments [Line Items]
Equity-method investment	$ 158	$ 154	$ 152